S000076590 [Member] Average Annual Total Returns	12 Months Ended	42 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	3.93%
BlackRock Interest Rate Hedged U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.91%	5.56%
iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	5.72%
Performance Inception Date		Jun. 22, 2022
iShares Interest Rate Hedged U.S. Aggregate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	3.81%
iShares Interest Rate Hedged U.S. Aggregate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.58%	3.56%